Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

Note 12. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition and/or disclosure. Subsequent to December 31, 2014, there were contributions and redemptions totaling approximately $4,630,000 and $7,875,000, respectively.